New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2019
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

The IASB issued a number of new IFRS standards or amendments to existing standards which are required to be adopted in annual periods beginning after December 31, 2019.

Others	01/2020	Amendments to References to the Conceptual Framework in IFRS Standards
IFRS 3	01/2020	Definition of a Business (Amendments to IFRS 3)
IAS 1, IAS 8	01/2020	Definition of Material (Amendments to IAS 1 and IAS 8)
IFRS 9, IAS 39 and IFRS 7	01/2020	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
IFRS 17	01/2021	Insurance Contracts
IAS 1	01/2022	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)
IFRS 10, IAS 28	indefinite	Amendment Sale or Contribution of Assets between Investor and its Associate or Joint Venture

        The Company has not yet determined what impact the new standards, amendments or interpretations will have on the financial statements.